Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Vanguard Admiral Funds
Entity Central Index Key	0000891190
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
C000092035 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard S&P 500 Growth Index Fund
Class Name	Institutional Shares
Trading Symbol	VSPGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard S&P 500 Growth Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.05%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[1]
Net Assets	$ 21,898,000,000
Holdings Count | Holding	145
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of February 28, 2026)
Fund Net Assets (in millions)	$21,898
Number of Portfolio Holdings	145
Portfolio Turnover Rate	19%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of February 28, 2026)
Communication Services	17.0%
Consumer Discretionary	9.3%
Consumer Staples	1.2%
Financials	9.6%
Health Care	7.2%
Industrials	6.7%
Information Technology	47.2%
Materials	0.5%
Real Estate	0.6%
Utilities	0.5%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092034 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard S&P 500 Growth Index Fund
Class Name	ETF Shares
Trading Symbol	VOOG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard S&P 500 Growth Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.07%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[2]
Net Assets	$ 21,898,000,000
Holdings Count | Holding	145
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of February 28, 2026)
Fund Net Assets (in millions)	$21,898
Number of Portfolio Holdings	145
Portfolio Turnover Rate	19%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of February 28, 2026)
Communication Services	17.0%
Consumer Discretionary	9.3%
Consumer Staples	1.2%
Financials	9.6%
Health Care	7.2%
Industrials	6.7%
Information Technology	47.2%
Materials	0.5%
Real Estate	0.6%
Utilities	0.5%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092036 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard S&P 500 Value Index Fund
Class Name	ETF Shares
Trading Symbol	VOOV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard S&P 500 Value Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.07%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[3]
Net Assets	$ 6,515,000,000
Holdings Count | Holding	456
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of February 28, 2026)
Fund Net Assets (in millions)	$6,515
Number of Portfolio Holdings	456
Portfolio Turnover Rate	23%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of February 28, 2026)
Communication Services	3.6%
Consumer Discretionary	10.6%
Consumer Staples	10.0%
Energy	7.2%
Financials	15.3%
Health Care	12.7%
Industrials	11.8%
Information Technology	16.5%
Materials	3.9%
Real Estate	3.4%
Utilities	4.6%
Other Assets and Liabilities—Net	0.4%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092037 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard S&P 500 Value Index Fund
Class Name	Institutional Shares
Trading Symbol	VSPVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard S&P 500 Value Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.05%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[4]
Net Assets	$ 6,515,000,000
Holdings Count | Holding	456
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of February 28, 2026)
Fund Net Assets (in millions)	$6,515
Number of Portfolio Holdings	456
Portfolio Turnover Rate	23%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of February 28, 2026)
Communication Services	3.6%
Consumer Discretionary	10.6%
Consumer Staples	10.0%
Energy	7.2%
Financials	15.3%
Health Care	12.7%
Industrials	11.8%
Information Technology	16.5%
Materials	3.9%
Real Estate	3.4%
Utilities	4.6%
Other Assets and Liabilities—Net	0.4%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092039 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard S&P Mid-Cap 400 Index Fund
Class Name	Institutional Shares
Trading Symbol	VSPMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard S&P Mid-Cap 400 Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.03%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[5]
Net Assets	$ 5,255,000,000
Holdings Count | Holding	405
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of February 28, 2026)
Fund Net Assets (in millions)	$5,255
Number of Portfolio Holdings	405
Portfolio Turnover Rate	8%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of February 28, 2026)
Communication Services	1.5%
Consumer Discretionary	11.1%
Consumer Staples	4.5%
Energy	4.6%
Financials	14.5%
Health Care	8.6%
Industrials	25.5%
Information Technology	14.1%
Materials	5.7%
Real Estate	6.6%
Utilities	3.2%
Other Assets and Liabilities—Net	0.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092038 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard S&P Mid-Cap 400 Index Fund
Class Name	ETF Shares
Trading Symbol	IVOO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard S&P Mid-Cap 400 Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.07%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[6]
Net Assets	$ 5,255,000,000
Holdings Count | Holding	405
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of February 28, 2026)
Fund Net Assets (in millions)	$5,255
Number of Portfolio Holdings	405
Portfolio Turnover Rate	8%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of February 28, 2026)
Communication Services	1.5%
Consumer Discretionary	11.1%
Consumer Staples	4.5%
Energy	4.6%
Financials	14.5%
Health Care	8.6%
Industrials	25.5%
Information Technology	14.1%
Materials	5.7%
Real Estate	6.6%
Utilities	3.2%
Other Assets and Liabilities—Net	0.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092040 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard S&P Mid-Cap 400 Value Index Fund
Class Name	ETF Shares
Trading Symbol	IVOV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard S&P Mid-Cap 400 Value Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.10%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[7]
Net Assets	$ 1,366,000,000
Holdings Count | Holding	307
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of February 28, 2026)
Fund Net Assets (in millions)	$1,366
Number of Portfolio Holdings	307
Portfolio Turnover Rate	32%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of February 28, 2026)
Communication Services	0.5%
Consumer Discretionary	12.8%
Consumer Staples	6.1%
Energy	6.3%
Financials	22.8%
Health Care	3.2%
Industrials	20.2%
Information Technology	7.0%
Materials	8.2%
Real Estate	8.3%
Utilities	4.4%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092041 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard S&P Mid-Cap 400 Value Index Fund
Class Name	Institutional Shares
Trading Symbol	VMFVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard S&P Mid-Cap 400 Value Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.03%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[8]
Net Assets	$ 1,366,000,000
Holdings Count | Holding	307
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of February 28, 2026)
Fund Net Assets (in millions)	$1,366
Number of Portfolio Holdings	307
Portfolio Turnover Rate	32%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of February 28, 2026)
Communication Services	0.5%
Consumer Discretionary	12.8%
Consumer Staples	6.1%
Energy	6.3%
Financials	22.8%
Health Care	3.2%
Industrials	20.2%
Information Technology	7.0%
Materials	8.2%
Real Estate	8.3%
Utilities	4.4%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092042 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard S&P Mid-Cap 400 Growth Index Fund
Class Name	Institutional Shares
Trading Symbol	VMFGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard S&P Mid-Cap 400 Growth Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.03%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[9]
Net Assets	$ 1,637,000,000
Holdings Count | Holding	242
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of February 28, 2026)
Fund Net Assets (in millions)	$1,637
Number of Portfolio Holdings	242
Portfolio Turnover Rate	36%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of February 28, 2026)
Communication Services	2.4%
Consumer Discretionary	9.6%
Consumer Staples	3.0%
Energy	3.0%
Financials	6.9%
Health Care	13.5%
Industrials	30.5%
Information Technology	20.5%
Materials	3.4%
Real Estate	4.9%
Utilities	2.2%
Other Assets and Liabilities—Net	0.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092043 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard S&P Mid-Cap 400 Growth Index Fund
Class Name	ETF Shares
Trading Symbol	IVOG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard S&P Mid-Cap 400 Growth Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.10%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[10]
Net Assets	$ 1,637,000,000
Holdings Count | Holding	242
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of February 28, 2026)
Fund Net Assets (in millions)	$1,637
Number of Portfolio Holdings	242
Portfolio Turnover Rate	36%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of February 28, 2026)
Communication Services	2.4%
Consumer Discretionary	9.6%
Consumer Staples	3.0%
Energy	3.0%
Financials	6.9%
Health Care	13.5%
Industrials	30.5%
Information Technology	20.5%
Materials	3.4%
Real Estate	4.9%
Utilities	2.2%
Other Assets and Liabilities—Net	0.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092044 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard S&P Small-Cap 600 Index Fund
Class Name	ETF Shares
Trading Symbol	VIOO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard S&P Small-Cap 600 Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.07%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[11]
Net Assets	$ 5,407,000,000
Holdings Count | Holding	608
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of February 28, 2026)
Fund Net Assets (in millions)	$5,407
Number of Portfolio Holdings	608
Portfolio Turnover Rate	15%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of February 28, 2026)
Communication Services	3.1%
Consumer Discretionary	14.1%
Consumer Staples	2.5%
Energy	5.5%
Financials	17.5%
Health Care	10.8%
Industrials	17.8%
Information Technology	13.3%
Materials	5.9%
Real Estate	7.1%
Utilities	2.3%
Other Assets and Liabilities—Net	0.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092045 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard S&P Small-Cap 600 Index Fund
Class Name	Institutional Shares
Trading Symbol	VSMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard S&P Small-Cap 600 Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.03%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[12]
Net Assets	$ 5,407,000,000
Holdings Count | Holding	608
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of February 28, 2026)
Fund Net Assets (in millions)	$5,407
Number of Portfolio Holdings	608
Portfolio Turnover Rate	15%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of February 28, 2026)
Communication Services	3.1%
Consumer Discretionary	14.1%
Consumer Staples	2.5%
Energy	5.5%
Financials	17.5%
Health Care	10.8%
Industrials	17.8%
Information Technology	13.3%
Materials	5.9%
Real Estate	7.1%
Utilities	2.3%
Other Assets and Liabilities—Net	0.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092046 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard S&P Small-Cap 600 Growth Index Fund
Class Name	ETF Shares
Trading Symbol	VIOG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard S&P Small-Cap 600 Growth Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.10%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[13]
Net Assets	$ 892,000,000
Holdings Count | Holding	342
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of February 28, 2026)
Fund Net Assets (in millions)	$892
Number of Portfolio Holdings	342
Portfolio Turnover Rate	35%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of February 28, 2026)
Communication Services	2.4%
Consumer Discretionary	10.7%
Consumer Staples	2.3%
Energy	3.9%
Financials	14.0%
Health Care	14.7%
Industrials	21.6%
Information Technology	17.2%
Materials	3.9%
Real Estate	7.0%
Utilities	2.0%
Other Assets and Liabilities—Net	0.3%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092048 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard S&P Small-Cap 600 Value Index Fund
Class Name	ETF Shares
Trading Symbol	VIOV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard S&P Small-Cap 600 Value Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.10%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[14]
Net Assets	$ 1,715,000,000
Holdings Count | Holding	464
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of February 28, 2026)
Fund Net Assets (in millions)	$1,715
Number of Portfolio Holdings	464
Portfolio Turnover Rate	37%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of February 28, 2026)
Communication Services	3.8%
Consumer Discretionary	17.4%
Consumer Staples	2.7%
Energy	7.2%
Financials	21.1%
Health Care	6.9%
Industrials	13.8%
Information Technology	9.1%
Materials	7.9%
Real Estate	7.2%
Utilities	2.6%
Other Assets and Liabilities—Net	0.3%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092049 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard S&P Small-Cap 600 Value Index Fund
Class Name	Institutional Shares
Trading Symbol	VSMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard S&P Small-Cap 600 Value Index Fund (the "Fund") for the period of September 1, 2025, to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.03%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[15]
Net Assets	$ 1,715,000,000
Holdings Count | Holding	464
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of February 28, 2026)
Fund Net Assets (in millions)	$1,715
Number of Portfolio Holdings	464
Portfolio Turnover Rate	37%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of February 28, 2026)
Communication Services	3.8%
Consumer Discretionary	17.4%
Consumer Staples	2.7%
Energy	7.2%
Financials	21.1%
Health Care	6.9%
Industrials	13.8%
Information Technology	9.1%
Materials	7.9%
Real Estate	7.2%
Utilities	2.6%
Other Assets and Liabilities—Net	0.3%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.
[12]	Annualized.
[13]	Annualized.
[14]	Annualized.
[15]	Annualized.